THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Communications - 3.8%
Alphabet, Inc. - Class A (a)	200	$ 435,852
Alphabet, Inc. - Class C (a)	642	1,404,343
Comcast Corporation - Class A	15,000	588,600
		2,428,795
Consumer Discretionary - 9.6%
Amazon.com, Inc. (a)	17,000	1,805,570
Home Depot, Inc. (The)	5,000	1,371,350
Lowe's Companies, Inc.	5,500	960,685
McDonald's Corporation	5,000	1,234,400
NIKE, Inc. - Class B	6,500	664,300
		6,036,305
Consumer Staples - 3.9%
Coca-Cola Company (The)	3,500	220,185
Kroger Company (The)	9,000	425,970
Procter & Gamble Company (The)	4,000	575,160
Walmart, Inc.	10,000	1,215,800
		2,437,115
Energy - 4.8%
APA Corporation	5,000	174,500
Cheniere Energy, Inc.	6,000	798,180
Chevron Corporation	2,500	361,950
Devon Energy Corporation	12,500	688,875
EOG Resources, Inc.	1,900	209,836
ONEOK, Inc.	7,000	388,500
Phillips 66	2,000	163,980
Shell plc - ADR	5,000	261,450
		3,047,271
Financials - 11.9%
Aflac, Inc.	16,000	885,280
Ares Management Corporation - Class A	5,000	284,300
Blackstone, Inc.	14,000	1,277,220
Brookfield Asset Management, Inc. - Class A	28,000	1,245,160
CME Group, Inc.	3,500	716,450
Goldman Sachs Group, Inc. (The)	700	207,914
Intercontinental Exchange, Inc.	1,500	141,060
JPMorgan Chase & Company	21,000	2,364,810
Marsh & McLennan Companies, Inc.	2,500	388,125
		7,510,319
Health Care - 10.6%
Abbott Laboratories	9,500	1,032,175
AbbVie, Inc.	11,500	1,761,340
Bio-Techne Corporation	7,000	2,426,480
Edwards Lifesciences Corporation (a)	4,800	456,432
Pfizer, Inc.	4,000	209,720

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Thermo Fisher Scientific, Inc.	900	$ 488,952
UnitedHealth Group, Inc.	600	308,178
		6,683,277
Industrials - 13.5%
Emerson Electric Company	6,500	517,010
General Dynamics Corporation	5,200	1,150,500
Honeywell International, Inc.	10,000	1,738,100
Lockheed Martin Corporation	6,000	2,579,760
Quanta Services, Inc.	1,500	188,010
Raytheon Technologies Corporation	13,500	1,297,485
TE Connectivity Ltd.	9,000	1,018,350
		8,489,215
Materials - 4.9%
Albemarle Corporation	5,000	1,044,900
Freeport-McMoRan, Inc.	25,000	731,500
Glencore plc - ADR	20,000	216,200
International Paper Company	5,000	209,150
Linde plc	1,000	287,530
Mosaic Company (The)	6,000	283,380
Sylvamo Corporation	636	20,784
Vulcan Materials Company	2,300	326,830
		3,120,274
Real Estate - 2.8%
Mid-America Apartment Communities, Inc.	10,000	1,746,700

Technology - 21.3%
Accenture plc - Class A	4,500	1,249,425
Apple, Inc.	15,000	2,050,800
ASML Holding N.V.	600	285,528
Mastercard, Inc. - Class A	2,000	630,960
Microsoft Corporation	10,000	2,568,300
NVIDIA Corporation	17,250	2,614,928
ON Semiconductor Corporation (a)	4,000	201,240
QUALCOMM, Inc.	6,000	766,440
Skyworks Solutions, Inc.	8,000	741,120
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,000	408,750
Texas Instruments, Inc.	6,200	952,630
Visa, Inc. - Class A	5,000	984,450
		13,454,571
Utilities - 2.1%
WEC Energy Group, Inc.	13,000	1,308,320

Total Common Stocks (Cost $23,907,050)		$ 56,262,162

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.21% (b) (Cost $6,892,606)	6,892,606	$ 6,892,606

Total Investments at Value - 100.1% (Cost $30,799,656)		$ 63,154,768

Liabilities in Excess of Other Assets - (0.1%)		(72,894)

Net Assets - 100.0%		$ 63,081,874

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Consumer Discretionary - 3.7%
Gildan Activewear, Inc.	10,000	$ 287,800
Hasbro, Inc.	2,500	204,700
Macy's, Inc.	5,000	91,600
NVR, Inc. (a)	135	540,559
Service Corporation International	13,000	898,560
		2,023,219
Consumer Staples - 3.7%
Bunge Ltd.	3,000	272,070
Celsius Holdings, Inc. (a)	12,000	783,120
Church & Dwight Company, Inc.	9,000	833,940
Molson Coors Beverage Company - Class B	3,000	163,530
		2,052,660
Energy - 6.5%
APA Corporation	6,500	226,850
Continental Resources, Inc.	8,000	522,800
Devon Energy Corporation	10,000	551,100
Enphase Energy, Inc. (a)	6,000	1,171,440
Marathon Oil Corporation	20,000	449,600
Northern Oil and Gas, Inc.	5,000	126,300
ONEOK, Inc.	3,500	194,250
Ovintiv, Inc.	4,000	176,760
Targa Resources Corporation	1,750	104,423
Vertex Energy, Inc. (a)	7,500	78,900
		3,602,423
Financials - 19.5%
Alleghany Corporation (a)	1,190	991,389
American Financial Group, Inc.	8,600	1,193,766
Ares Management Corporation - Class A	6,500	369,590
Arthur J. Gallagher & Company	8,000	1,304,320
B. Riley Financial, Inc.	1,500	63,375
Berkley (W.R.) Corporation	16,762	1,144,174
Brown & Brown, Inc.	20,000	1,166,800
CME Group, Inc.	5,000	1,023,500
Intercontinental Exchange, Inc.	9,000	846,360
Morgan Stanley	8,565	651,454
Nasdaq, Inc.	8,000	1,220,320
Old Republic International Corporation	24,400	545,584
Voya Financial, Inc.	4,000	238,120
		10,758,752
Health Care - 13.6%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	742,500
Bio-Techne Corporation	4,000	1,386,560
Centene Corporation (a)	6,000	507,660
Charles River Laboratories International, Inc. (a)	4,500	962,865
Chemed Corporation	2,500	1,173,475

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Laboratory Corporation of America Holdings	2,574	$ 603,243
Penumbra, Inc. (a)	2,000	249,040
ResMed, Inc.	1,200	251,556
Teleflex, Inc.	3,950	971,107
Waters Corporation (a)	2,000	661,960
		7,509,966
Industrials - 17.2%
AMETEK, Inc.	2,350	258,241
C.H. Robinson Worldwide, Inc.	4,000	405,480
Donaldson Company, Inc.	13,000	625,820
Expeditors International of Washington, Inc.	8,000	779,680
Fastenal Company	18,000	898,560
Graco, Inc.	13,000	772,330
Jacobs Engineering Group, Inc.	8,475	1,077,427
L3Harris Technologies, Inc.	5,400	1,305,180
MasTec, Inc. (a)	5,700	408,462
MSC Industrial Direct Company, Inc. - Class A	5,000	375,550
National Instruments Corporation	12,000	374,760
nVent Electric plc	2,900	90,857
Pentair plc	2,900	132,733
Snap-on, Inc.	1,475	290,619
Waste Connections, Inc.	10,500	1,301,580
Woodward, Inc.	3,900	360,711
		9,457,990
Materials - 9.2%
Albemarle Corporation	6,700	1,400,166
American Vanguard Corporation	4,000	89,400
Ashland Global Holdings, Inc.	6,000	618,300
Cleveland-Cliffs, Inc. (a)	4,000	61,480
Martin Marietta Materials, Inc.	3,000	897,720
Packaging Corporation of America	6,000	825,000
Steel Dynamics, Inc.	14,000	926,100
Valvoline, Inc.	9,236	266,274
		5,084,440
Real Estate - 5.2%
Mid-America Apartment Communities, Inc.	15,000	2,620,050
New Residential Investment Corporation	25,000	233,000
		2,853,050
Technology - 9.8%
Advanced Micro Devices, Inc. (a)	1,464	111,952
Analog Devices, Inc.	3,671	536,297
ANSYS, Inc. (a)	3,000	717,870
Arrow Electronics, Inc. (a)	9,100	1,020,019
Broadridge Financial Solutions, Inc.	3,500	498,925
Lam Research Corporation	1,075	458,111
Microchip Technology, Inc.	8,800	511,104

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Value
Technology - 9.8% (Continued)
NVIDIA Corporation	10,400	$ 1,576,536
5,430,814

Total Common Stocks (Cost $16,655,253)		$ 48,773,314

MONEY MARKET FUNDS - 12.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.21% (b) (Cost $6,605,045)	6,605,045	$ 6,605,045

Total Investments at Value - 100.4% (Cost $23,260,298)		$ 55,378,359

Liabilities in Excess of Other Assets - (0.4%)		(215,421)

Net Assets - 100.0%		$ 55,162,938

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.